Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			Average Summary Compensation Table Total for non-PEO NEOs ($)		Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)		Average Compensation Actually Paid to non-PEO NEOs ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)	Net Income (in $ millions)	Reported Net Sales Growth (%)
2023	20,767,847	42,471,951	6,072,179	11,389,954	149.29	143.18	3,165	11.1
2022	18,563,214	11,419,346	5,246,489	3,676,892	120.59	140.29	2,358	7.8
2021	16,359,898	27,844,502	5,769,074	8,859,654	130.25	143.09	1,994	19.2
2020	13,317,032	24,002,852	4,018,502	6,761,265	118.17	113.45	1,599	(3.6)

Company Selected Measure Name	reported net sales growth
Named Executive Officers, Footnote
Average Summary Compensation Table Total for non-PEO NEOs: This column represents the average total compensation value as reported in the Summary Compensation Table for Named Executive Officers other than the Principal Executive Officer. The following table lists by year the non-PEO NEOs included in the calculation of the average values in the table:

2023	2022	2021	2020
Glenn S. Boehnlein	Glenn S. Boehnlein	Glenn S. Boehnlein	Glenn S. Boehnlein
J. Andrew Pierce	J. Andrew Pierce	J. Andrew Pierce	Timothy J. Scannell
Spencer S. Stiles	Spencer S. Stiles	Spencer S. Stiles	Viju S. Menon
Viju S. Menon	Viju S. Menon	Viju S. Menon	Robert S. Fletcher
Timothy J. Scannell

Peer Group Issuers, Footnote
Peer Group Total Shareholder Return: This column represents the total returns (including reinvestments of dividends) of the S&P 500 Health Care Index used for purposes of Item 201(e) of Regulation S-K. Refer to Item 5 in our 2023 Annual Report on Form 10-K for further information on the peer group. Values in this column assume $100 was invested on December 31, 2019.

PEO Total Compensation Amount	$ 20,767,847	$ 18,563,214	$ 16,359,898	$ 13,317,032
PEO Actually Paid Compensation Amount	$ 42,471,951	11,419,346	27,844,502	24,002,852
Adjustment To PEO Compensation, Footnote
Compensation Actually Paid to PEO: This column represents the compensation actually paid value for our PEO calculated according to the methodology prescribed by the SEC. The following table summarizes the adjustments to the Summary Compensation Table value which resulted in the compensation actually paid amount for our PEO:

Year	Summary Compensation Table Total ($)	Grant Date Fair Value of Equity Awards Granted During the Year ($)	Year-End Fair Value of Equity Awards Granted During the Year that Remain Unvested as of Year-End ($)(1)(2)	Change in Fair Value as of Year-End of Equity Awards Granted in Any Prior Year that Remain Unvested as of Year-End ($)(1)(2)	Fair Value of Awards Granted During the Year that Vested During the Year ($)(1)(2)	Change in Fair Value as of the Vesting Date of Equity Awards Granted in Any Prior Year that Vested During the Year ($)(1)(2)	Compensation Actually Paid ($)(2)
2023	20,767,847	(15,063,529)	18,253,852	14,588,520	—	3,925,261	42,471,951
2022	18,563,214	(15,255,044)	15,650,360	(5,733,992)	—	(1,805,192)	11,419,346
2021	16,359,898	(12,767,235)	16,735,884	8,419,670	—	(903,715)	27,844,502
2020	13,317,032	(10,343,262)	14,179,526	11,430,242	—	(4,580,686)	24,002,852
______________
(1)The fair value of equity awards (performance stock units, restricted stock units and stock option awards) is calculated in accordance with the Compensation — Stock Compensation Topic of the FASB Codification. Stock option values are derived using the Black-Scholes option pricing model. The assumptions (risk-free interest rate, expected dividend yield, expected stock price volatility and expected option life) used in the calculation of the fair value of stock option awards at each measurement date for purposes of determining the compensation actually paid amounts have been updated, as necessary, relative to the assumptions used in the grant date fair value calculations for the respective stock option awards.
	(2)Based on guidance from the SEC in 2023 regarding the valuation treatment of equity awards when retirement eligibility provisions have been met, we have revised the methodology that was previously used in the proxy statement for our 2023 annual meeting for valuing these types of equity awards in the calculation of compensation actually paid. This revision resulted in changes to the compensation actually paid values for Mr. Lobo in 2021 and 2022, which were previously disclosed as $27,355,709 and $12,264,070, respectively.
Non-PEO NEO Average Total Compensation Amount	$ 6,072,179	5,246,489	5,769,074	4,018,502
Non-PEO NEO Average Compensation Actually Paid Amount	$ 11,389,954	3,676,892	8,859,654	6,761,265
Adjustment to Non-PEO NEO Compensation Footnote
Average Compensation Actually Paid to non-PEO NEOs: This column represents the average compensation actually paid value for our non-PEO NEOs calculated according to the methodology prescribed by the SEC. The following table summarizes the average adjustments to the average Summary Compensation Table value which resulted in the average compensation actually paid amount for our non-PEO NEOs:

Year	Average Summary Compensation Table Total ($)	Average Grant Date Fair Value of Equity Awards Granted During the Year ($)	Average Year-End Fair Value of Equity Awards Granted During the Year that Remain Unvested as of Year-End ($)(1)(2)	Average Change in Fair Value as of Year-End of Equity Awards Granted in Any Prior Year that Remain Unvested as of Year-End ($)(1)(2)	Average Fair Value of Awards Granted During the Year that Vested During the Year ($)(1)(2)(3)	Average Change in Fair Value as of the Vesting Date of Equity Awards Granted in Any Prior Year that Vested During the Year ($)(1)(2)	Average Compensation Actually Paid ($)(2)
2023	6,072,179	(4,072,410)	4,934,702	3,495,305	—	960,178	11,389,954
2022	5,246,489	(3,978,330)	4,081,377	(1,257,124)	—	(415,520)	3,676,892
2021	5,769,074	(4,365,641)	5,494,578	1,989,369	8,711	(36,437)	8,859,654
2020	4,018,502	(2,801,360)	3,840,336	2,371,276	—	(667,489)	6,761,265
______________
(1)The fair value of equity awards (performance stock units, restricted stock units and stock option awards) is calculated in accordance with the Compensation — Stock Compensation Topic of the FASB Codification. Stock option values are derived using the Black-Scholes option pricing model. The assumptions (risk-free interest rate, expected dividend yield, expected stock price volatility and expected option life) used in the calculation of the fair value of stock option awards at each measurement date for purposes of determining the compensation actually paid amounts have been updated, as necessary, relative to the assumptions used in the grant date fair value calculations for the respective stock option awards.
(2)Based on guidance from the SEC in 2023 regarding the valuation treatment of equity awards when retirement eligibility provisions have been met, we have revised the methodology that was previously used in the proxy statement for our 2023 annual meeting for valuing these types of equity awards in the calculation of average compensation actually paid. This revision resulted in changes to the average compensation actually paid values for the non-PEO NEOs in 2020, 2021 and 2022, which were previously disclosed as $6,159,267, $8,031,745 and $3,957,048, respectively.
(3)The average value of $8,711 in 2021 is related to restricted stock units that were vested and settled to cover United States federal payroll taxes that were due in connection with the awards no longer having a risk of forfeiture as Mr. Boehnlein met the age and service requirements for retirement as defined in the 2011 Plan for stock awards granted after 2019.

Compensation Actually Paid vs. Total Shareholder Return
Relationship of Compensation Actually Paid and Our Total Shareholder Return
The compensation actually paid to our PEO and other NEOs was strongly aligned to our total shareholder return during the four-year period of 2020 to 2023. This is largely a result of the significant weighting of equity-based compensation, which is directly linked to the price of our Common Stock, in the pay program for the PEO and other NEOs.

Compensation Actually Paid vs. Net Income
Relationship of Compensation Actually Paid and Our Net Income
The compensation actually paid to our PEO and other NEOs had limited alignment to our reported net income during the four-year period of 2020 to 2023. Reported net income is not used as a performance measure in the pay programs for our PEO and other NEOs, nor is it used when determining any other component of pay for this group.

Compensation Actually Paid vs. Company Selected Measure
Relationship of Compensation Actually Paid and Our Reported Net Sales Growth
The compensation actually paid to our PEO and other NEOs was aligned to our reported net sales growth during the four-year period of 2020 to 2023. Our one-year reported net sales growth performance is used in the performance stock units program when calculating our three-year average reported net sales growth performance relative to a comparison group of companies, which has represented 50% of the target award opportunity in each grant of performance stock units.

Total Shareholder Return Vs Peer Group
Relationship of Our Total Shareholder Return and the Peer Group Total Shareholder Return
	Our cumulative total shareholder return during the four-year period of 2020 to 2023 was greater than that of the S&P 500 Health Care Index.
Tabular List, Table

Reported net sales growth
Constant currency sales
Adjusted net earnings per diluted share growth
Adjusted operating income

Total Shareholder Return Amount	$ 149.29	120.59	130.25	118.17
Peer Group Total Shareholder Return Amount	143.18	140.29	143.09	113.45
Net Income (Loss)	$ 3,165,000,000	$ 2,358,000,000	$ 1,994,000,000	$ 1,599,000,000
Company Selected Measure Amount	0.111	0.078	0.192	(0.036)
Additional 402(v) Disclosure
Summary Compensation Table Total for PEO: This column represents the total compensation value for our PEO as reported in the Summary Compensation Table. Mr. Lobo was the PEO for each of the covered years in the table.
Total Shareholder Return: This column represents the total returns (including reinvestments of dividends) of our Common Stock assuming $100 was invested on December 31, 2019.
Net Income: This column represents our net earnings (in $ millions) as reported in conformance with GAAP.

Measure:: 1
Pay vs Performance Disclosure
Name	Reported net sales growth
Non-GAAP Measure Description
Reported Net Sales Growth: This column represents the annual percentage change in our reported net sales as reported in conformance with GAAP. We believe this measure is the most important financial performance measure (that is otherwise not required to be disclosed in the Pay versus Performance table) used in linking compensation actually paid to our PEO and other NEOs to our performance for the most recently completed fiscal year. Sales metrics are prominently used in the NEOs' annual bonus plans and performance stock unit awards. Our reported net sales growth in 2023 is a large factor in determining the fair value as of December 31, 2023 for three performance stock unit cycles (the grants of performance stock units made in 2021, 2022 and 2023) thereby significantly influencing the 2023 total compensation actually paid amounts to our PEO and other NEOs.

Measure:: 2
Pay vs Performance Disclosure
Name	Constant currency sales
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted net earnings per diluted share growth
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted operating income
PEO | Adjustment, Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (15,063,529)	$ (15,255,044)	$ (12,767,235)	$ (10,343,262)
PEO | Adjustment, Equity Awards Granted During The Year That Remain Unvested As Of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,253,852	15,650,360	16,735,884	14,179,526
PEO | Adjustment, Equity Awards Granted In Prior Years And Remain Unvested As Of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,588,520	(5,733,992)	8,419,670	11,430,242
PEO | Adjustment, Equity Awards Granted And Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Adjustment, Equity Awards Granted In Prior Years That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,925,261	(1,805,192)	(903,715)	(4,580,686)
Non-PEO NEO | Adjustment, Equity Awards Granted During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,072,410)	(3,978,330)	(4,365,641)	(2,801,360)
Non-PEO NEO | Adjustment, Equity Awards Granted During The Year That Remain Unvested As Of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,934,702	4,081,377	5,494,578	3,840,336
Non-PEO NEO | Adjustment, Equity Awards Granted In Prior Years And Remain Unvested As Of Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,495,305	(1,257,124)	1,989,369	2,371,276
Non-PEO NEO | Adjustment, Equity Awards Granted And Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	8,711	0
Non-PEO NEO | Adjustment, Equity Awards Granted In Prior Years That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 960,178	$ (415,520)	$ (36,437)	$ (667,489)